Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	Starboard Investment Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001464413
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 18, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 22, 2019
Prospectus Date	rr_ProspectusDate	Apr. 22, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Cavalier Tactical Economic Fund | Institutional Class Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMSFX
Cavalier Tactical Economic Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CMSYX
Cavalier Tactical Economic Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CAVMX